Securities - Pledged assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-sale [Line Items]
Assets	$ 409,953	$ 405,783	$ 444,438
Securities	126,395	142,816
Loans	66,879	66,063
Trading assets	10,058	9,908
Interest-bearing deposits with banks	12,139	17,169
Pledged assets permitted to be sold or repledged	212,000	115,000
Market value of securities received as collateral that have been sold or repledged	180,000	78,000
Cash segregated under federal or other regulations	3,000	7,000
Securities segregated under federal or other regulations	3,000	3,000
Asset Pledged as Collateral
Debt Securities, Available-for-sale [Line Items]
Assets	134,000	138,000
Securities	116,000	121,000
Loans	13,000	12,000
Trading assets	4,000	4,000
Interest-bearing deposits with banks	1,000	1,000
Financial instruments, owned, at fair value	24,000	24,000
Asset Pledged as Collateral | Federal Reserve Discount Window Borrowings
Debt Securities, Available-for-sale [Line Items]
Assets	93,000	106,000
Asset Pledged as Collateral | Federal Home Loan Bank Advances
Debt Securities, Available-for-sale [Line Items]
Assets	$ 9,000	$ 8,000